UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA		91203
(Address of principal executive offices)		(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1.                                                         Schedule of Investments (filed herewith).

Pacific Advisors Income & Equity Fund
Schedule of Investments (unaudited)
as of September 30, 2018

Quantity or			% of Total
Principal**	Description	Current $ Value **	Net Assets
COMMON STOCK
COMMUNICATION SERVICES			4.45
DIVERSIFIED TELECOMMUNICATION SERVICES
7,000	AT&T INC.	235,060
4,000	VERIZON COMMUNICATIONS INC.	213,560
		448,620	3.06
MEDIA
3,000	OMNICOM GROUP INC.	204,060
		204,060	1.39

CONSUMER DISCRETIONARY			6.24
DISTRIBUTORS
1,750	GENUINE PARTS CO.	173,950
		173,950	1.19
MULTILINE RETAIL
3,000	KOHLS CORP.	223,650
3,000	TARGET CORP.	264,630
		488,280	3.33
TEXTILES, APPAREL & LUXURY GOODS
5,000	TAPESTRY INC.	251,350
		251,350	1.72

CONSUMER STAPLES			5.92
BEVERAGES
3,500	COCA-COLA CO.	161,665
		161,665	1.10
FOOD & STAPLES RETAILING
3,000	CVS HEALTH CORP.	236,160
3,000	SYSCO CORP.	219,750
		455,910	3.11
HOUSEHOLD PRODUCTS
3,000	PROCTER & GAMBLE CO.	249,690
		249,690	1.71

ENERGY			3.81
ENERGY EQUIPMENT & SERVICES
3,000	SCHLUMBERGER LTD	182,760
		182,760	1.25
OIL, GAS & CONSUMABLE FUELS
1,500	CHEVRON CORP.	183,420
2,250	EXXON MOBIL CORP.	191,295
		374,715	2.56

FINANCIALS			7.06
BANKS
4,500	U.S. BANCORP	237,645
3,000	WELLS FARGO & CO.	157,680
		395,325	2.70
CAPITAL MARKETS
250	BLACKROCK INC.	117,833
1,750	T. ROWE PRICE GROUP INC.	191,065
		308,898	2.11
INSURANCE
2,500	METLIFE INC.	116,800
2,100	PRUDENTIAL FINANCIAL	212,772
		329,572	2.25

HEALTH CARE			4.63
BIOTECHNOLOGY
2,500	ABBVIE INC.	236,450
		236,450	1.62
PHARMACEUTICALS
1,600	JOHNSON & JOHNSON	221,072
5,000	PFIZER INC.	220,350
		441,422	3.01

INDUSTRIALS			5.75
AEROSPACE & DEFENSE
600	LOCKHEED MARTIN CORP.	207,576
		207,576	1.42
AIR FREIGHT & LOGISTICS
1,750	UNITED PARCEL SERVICE, INC. B	204,312
		204,312	1.39
INDUSTRIAL CONGLOMERATES
1,200	HONEYWELL INTERNATIONAL INC.	199,680
		199,680	1.36
TRADING COMPANIES & DISTRIBUTORS
4,000	FASTENAL COMPANY	232,080
		232,080	1.58

INFORMATION TECHNOLOGY			5.74
COMMUNICATIONS EQUIPMENT
5,000	CISCO SYSTEMS INC.	243,250
		243,250	1.66
IT SERVICES
1,500	INT’L BUSINESS MACHINES CORP.	226,815
		226,815	1.55
SEMICONDUCTORS & EQUIPMENT
3,000	INTEL CORP.	141,870
		141,870	0.97
SOFTWARE
2,000	MICROSOFT CORP.	228,740
		228,740	1.56

MATERIALS			0.97
CHEMICALS
2,205	DOWDUPONT INC.	141,804
		141,804	0.97

UTILITIES			3.01
ELECTRIC UTILITIES
2,000	DUKE ENERGY CORP.	160,040
		160,040	1.09
MULTI-UTILITIES
2,500	DOMINION ENERGY INC.	175,700
2,000	PUBLIC SERVICE ENTERPRISE GROUP INC	105,580
		281,280	1.92

TOTAL COMMON STOCK (Cost: $4,921,282)		6,970,114	47.58

CORPORATE BOND
CONSUMER DISCRETIONARY			6.19
AUTOMOBILES
200,000	HYUNDAI CAPITAL AMER 3.10% 04/05/22	194,367
		194,367	1.33
DIVERSIFIED CONSUMER SERVICES
150,000	BLOCK FINANCIAL LLC 4.125% 10/01/20	151,408
		151,408	1.03
HOTELS, RESTAURANTS & LEISURE
100,000	INTL GAME TECHNOLOGY 7.50% 06/15/19	103,000
		103,000	0.70

HOUSEHOLD DURABLES
150,000	TUPPERWARE BRANDS CORP. 4.75% 06/01/21	152,833
		152,833	1.04
INTERNET & CATALOG RETAIL
150,000	EXPEDIA INC. 5.95% 08/15/20	156,778
		156,778	1.07
MULTILINE RETAIL
150,000	MACYS RETAIL 3.45% 01/15/21	149,042
		149,042	1.02

CONSUMER STAPLES			2.38
FOOD & STAPLES RETAILING
200,000	CVS HEALTH CORP. 2.80% 07/20/20	198,143
150,000	DELHAIZE GROUP SA 4.125% 04/10/19	149,859
		348,002	2.38

ENERGY			2.47
ENERGY EQUIPMENT & SERVICES
100,000	PRIDE INTERNATIONAL INC. 6.875% 08/15/20	104,250
150,000	ROWAN COMPANY INC. 7.875% 08/01/19	154,500
		258,750	1.77
OIL, GAS & CONSUMABLE FUELS
100,000	ENERGY TRANSFER PARTNERS 9.00% 04/15/19	103,105
		103,105	0.70

FINANCIALS			14.90
BANKS
100,000	BANK OF AMERICA CORP. 5.371% 03/19/20 FLOAT	102,090
100,000	BANK OF AMERICA CORP. 4.146% 09/28/20 FLOAT	101,504
122,000	BANK OF AMERICA CORP. 4.621% 07/07/21 FLOAT	118,950
150,000	BARCLAY BANK PLC 3.832% 04/18/21 FLOAT	149,625
94,000	FULTON FINANCIAL CORP. 3.60% 03/16/22	91,975
125,000	JPMORGAN CHASE & CO. 4.949% 02/25/21 FLOAT	125,800
		689,944	4.71
CAPITAL MARKETS
150,000	ARES CAPITAL CORP. 4.875% 11/30/18	150,465
150,000	BGC PARTNERS INC. 5.375% 12/09/19	152,370
100,000	GOLDMAN SACHS GROUP INC. 3.711% 08/26/20 FLOAT	101,086
200,000	HERCULES CAPITAL INC. 4.625% 10/23/22	192,473
100,000	MORGAN STANLEY 5.836% 10/27/18 FLOAT	100,000
100,000	MORGAN STANLEY 4.871% 04/25/23 FLOAT	100,500
100,000	MORGAN STANLEY 4.071% 10/28/24 FLOAT	98,750
100,000	OAKTREE SPECIALTY CORP.4.875% 03/01/19	100,373
150,000	STIFEL FINANCIAL CORP. 3.50% 12/01/20	149,240
		1,145,257	7.82
DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 6.00% 08/01/20	101,817
150,000	JEFFERIES GRP LLC 3.00% 07/27/22 STEP	145,033
		246,850	1.68
INSURANCE
100,000	PRUDENTIAL FINANCIAL INC. 4.872% 11/02/20 FLOAT	101,319
		101,319	0.69

HEALTH CARE			4.17
BIOTECHNOLOGY
114,000	BAXALTA INC. 3.60% 06/23/22	113,187
		113,187	0.77
LIFE SCIENCES TOOLS & SERVICES
200,000	LIFE TECHNOLOGIES CORP. 6.00% 03/01/20	207,114
		207,114	1.42
PHARMACEUTICALS
100,000	TEVA PHARMACEUTICAL 3.65% 11/10/21	96,861

200,000	TEVA PHARMACEUTICAL 3.65% 11/10/21		193,722
			290,583	1.98

INDUSTRIALS				3.18
MACHINERY
150,000	AGCO CORP. 5.875% 12/01/21		160,298
150,000	HILLENBRAND INC. 5.50% 07/15/20		154,671
			314,969	2.15
PROFESSIONAL SERVICES
150,000	DUN & BRADSTREET CORP. 4.00% 06/15/20		151,160
			151,160	1.03

INFORMATION TECHNOLOGY				4.05
ELECTRONIC EQUIPMENT & INSTRUMENTS
150,000	KEYSIGHT TECHNOLOGIES 3.30% 10/30/19		149,931
150,000	TECH DATA CORP. 3.70% 02/15/22		146,823
			296,754	2.03
SEMICONDUCTORS & EQUIPMENT
150,000	ANALOG DEVICES INC, 2.95% 01/12/21		148,688
150,000	QUALCOMM INC. 3.00% 05/20/22		147,579
			296,267	2.02

REAL ESTATE				4.12
HEALTH CARE REITS
150,000	OMEGA HLTHCARE INVESTORS 4.375% 08/01/23		148,743
			148,743	1.02
OFFICE REITS
150,000	CORPORATE OFFICE PROP 3.60% 05/15/23		145,000
150,000	GOV’T PROPERTIES INC. 4.00% 07/15/22		148,287
160,000	SL GREEN REALTY CORP. 4.50% 12/01/22		161,780
			455,067	3.10

TOTAL CORPORATE BOND (Cost: $6,124,520)			6,074,499	41.46

CONV. CORP. BOND
FINANCIALS				1.72
CAPITAL MARKETS
150,000	BLACKROCK CAP INV 5.00% 06/15/22		152,546
100,000	PROSPECT CAPITAL CORP. 4.95% 07/15/22		98,771
			251,317	1.72

TOTAL CONV. CORP. BOND (Cost: $255,528)			251,317	1.72

PREFERRED STOCK
FINANCIALS				7.62
BANKS
100,000	JPMORGAN CHASE & CO. 5.30% PFD FIX - FLOAT	***	102,250
100,000	JPMORGAN CHASE & CO. 5.00% PFD FIX - FLOAT	***	100,750
200,000	US BANCORP 5.125% PFD FIX - FLOAT	***	205,730
150,000	WELLS FARGO & CO. 6.104% PFD FIX - FLOAT	***	152,016
			560,746	3.83
CAPITAL MARKETS
150,000	BANK OF NY MELLON 4.95% PFD FIX - FLOAT	***	153,000
200,000	CHARLES SCHWAB CORP. 4.625% FIX - FLOAT PFD	***	201,000
			354,000	2.41
INSURANCE
200,000	METLIFE INC. 5.25% PFD FIX - FLOAT	***	202,600
			202,600	1.38

TOTAL PREFERRED STOCK (Cost: $1,107,444)			1,117,346	7.62

TOTAL INVESTMENT IN SECURITIES (Cost: 12,408,774)			14,413,276	98.38

CASH OR CASH EQUIVALENT			192,499	1.31

OTHER ASSETS LESS LIABILITIES			44,878	0.31

TOTAL NET ASSETS			14,650,653	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

*** These securities’ coupon rates and/or dividends are fixed for a certain period and then convert to floating rates.

Pacific Advisors Balanced Fund
Schedule of Investments (unaudited)
as of September 30, 2018

Quantity or				% of Total
Principal**	Description		Current $ Value **	Net Assets
COMMON STOCK
COMMUNICATION SERVICES				8.80
DIVERSIFIED TELECOMMUNICATION SERVICES
2,000	VERIZON COMMUNICATIONS INC.		106,780
			106,780	2.10
ENTERTAINMENT
1,000	WALT DISNEY CO.		116,940
			116,940	2.30

INTERACTIVE MEDIA & SERVICES
103	ALPHABET INC.	*	124,329
600	FACEBOOK, INC.	*	98,676
			223,005	4.40

CONSUMER DISCRETIONARY				11.95
SPECIALTY RETAIL
7,000	CONN’S INC.	*	247,450
375	O’REILLY AUTOMOTIVE INC.	*	130,245
510	ULTA BEAUTY, INC.	*	143,881
			521,576	10.28
TEXTILES, APPAREL & LUXURY GOODS
1,000	NIKE INC.		84,720
			84,720	1.67

CONSUMER STAPLES				6.89
FOOD & STAPLES RETAILING
3,500	CHEFS’ WAREHOUSE INC.	*	127,225
500	COSTCO WHOLESALE		117,440
1,300	PRICESMART, INC.		105,235
			349,900	6.90

ENERGY				7.65
ENERGY EQUIPMENT & SERVICES
800	CORE LABORATORIES N.V.		92,664
23,000	NOBLE CORPORATION	*	161,690
1,300	SCHLUMBERGER LTD		79,196
			333,550	6.57
OIL, GAS & CONSUMABLE FUELS
450	CHEVRON CORP.		55,026
			55,026	1.08

FINANCIALS				8.82
BANKS
1,800	CITIGROUP INC.		129,132
1,500	EAST WEST BANCORP INC.		90,555
600	SIGNATURE BANK		68,904
			288,591	5.68
CAPITAL MARKETS
900	MORNINGSTAR, INC.		113,310
750	SEI INVESTMENTS COMPANY		45,825
			159,135	3.14

HEALTH CARE				8.16
BIOTECHNOLOGY
1,100	ABBVIE INC.		104,038
			104,038	2.05
HEALTH CARE TECHNOLOGY
1,800	CERNER CORPORATION	*	115,938
1,400	DENTSPLY SIRONA INC.		52,836
800	HENRY SCHEIN INC.	*	68,024
			236,798	4.67

PHARMACEUTICALS
800	ZOETIS, INC.		73,248
			73,248	1.44

INDUSTRIALS				13.16
AEROSPACE & DEFENSE
300	LOCKHEED MARTIN CORP.		103,788
			103,788	2.05
AIRLINES
2,900	SPIRIT AIRLINES INC.	*	136,213
			136,213	2.68
COMMERCIAL SERVICES & SUPPLIES
5,500	TEAM INC.	*	123,750
			123,750	2.44
MACHINERY
800	WABTEC CORP.		83,904
			83,904	1.66
TRADING COMPANIES & DISTRIBUTORS
3,000	DXP ENTERPRISES INC.	*	120,210
3,000	TRITON INTERNATIONAL LIMITED		99,810
			220,020	4.33

INFORMATION TECHNOLOGY				6.86
IT SERVICES
500	ACCENTURE PLC		85,100
725	VISA INC.		108,815
			193,915	3.82
SOFTWARE
800	ORACLE CORPORATION		41,248
			41,248	0.82
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS
500	APPLE INC.		112,870
			112,870	2.22

TOTAL COMMON STOCK (Cost: $2,638,389)			3,669,015	72.29

CORPORATE BOND
CONSUMER DISCRETIONARY				1.96
MULTILINE RETAIL
100,000	MACYS RETAIL HLDGS INC. 3.875% 01/15/22		99,716
			99,716	1.96

ENERGY				6.10
ENERGY EQUIPMENT & SERVICES
100,000	ROWAN COMPANY INC. 7.875% 08/01/19		103,000
100,000	SEACOR HOLDING 7.375% 10/01/19		103,000
			206,000	4.06
OIL, GAS & CONSUMABLE FUELS
100,000	ENERGY TRANSFER PARTNERS 9.00% 04/15/19		103,105
			103,105	2.04

FINANCIALS				7.81
CAPITAL MARKETS
100,000	ARES CAPITAL CORP. 3.625% 01/19/22		97,774
100,000	S&P GLOBAL INC. 3.30% 08/14/20		100,021
			197,795	3.90
DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 6.00% 08/01/20		101,817
100,000	JEFFERIES GROUP LLC 3.00% 07/27/22 STEP		96,689
			198,506	3.91

HEALTH CARE				1.91
PHARMACEUTICALS
100,000	TEVA PHARMACEUTICAL 3.65% 11/10/21		96,861
			96,861	1.91

INFORMATION TECHNOLOGY				5.77
SEMICONDUCTORS & EQUIPMENT
100,000	ANALOG DEVICES INC, 2.95% 01/12/21		99,125
100,000	QUALCOMM INC. 2.60% 01/30/23		96,130
			195,255	3.85
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS
100,000	XEROX CORPORATION 2.75% 09/01/20		97,794
			97,794	1.92

REAL ESTATE				1.95
OFFICE REITS
100,000	GOV’T PROPERTIES INC. 4.00% 07/15/22		98,858
			98,858	1.95

TOTAL CORPORATE BOND (Cost: $1,307,965)			1,293,890	25.50

PREFERRED STOCK
FINANCIALS				1.99
CAPITAL MARKETS
100,000	MORGAN STANLEY 5.45% PFD FIX - FLOAT	***	101,150
			101,150	1.99

TOTAL PREFERRED STOCK (Cost: $99,875)			101,150	1.99

TOTAL INVESTMENT IN SECURITIES (Cost: $4,046,229)			5,064,055	99.78

CASH OR CASH EQUIVALENT			25,308	0.50

OTHER ASSETS LESS LIABILITIES			(13,927)	(0.28)

TOTAL NET ASSETS			5,075,436	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

*** These securities’ coupon rates and/or dividends are fixed for a certain period and then convert to floating rates.

Pacific Advisors Large Cap Value Fund
Schedule of Investments (unaudited)
as of September 30, 2018

Quantity or				% of Total
Principal**	Description		Current $ Value **	Net Assets
COMMON STOCK
COMMUNICATION SERVICES				11.44
DIVERSIFIED TELECOMMUNICATION SERVICES
4,275	AT&T INC.		143,555
			143,555	1.96
ENTERTAINMENT
2,942	WALT DISNEY CO.		344,037
			344,037	4.70
INTERACTIVE MEDIA & SERVICES
293	ALPHABET INC. CLASS C	*	349,687
			349,687	4.78

CONSUMER DISCRETIONARY				13.71
HOTELS, RESTAURANTS & LEISURE
1,800	MCDONALD’S CORP.		301,122
			301,122	4.12
SPECIALTY RETAIL
3,175	LOWE’S COMPANIES INC.		364,554
1,629	THE HOME DEPOT, INC.		337,447
			702,001	9.59

CONSUMER STAPLES				16.45
BEVERAGES
5,120	COCA-COLA CO.		236,493
			236,493	3.23
FOOD & STAPLES RETAILING
4,900	SYSCO CORP.		358,925
2,950	WALMART INC.		277,035
			635,960	8.69
FOOD PRODUCTS
2,390	THE KRAFT HEINZ COMPANY		131,713
			131,713	1.80
HOUSEHOLD PRODUCTS
2,400	PROCTER & GAMBLE CO.		199,752
			199,752	2.73

ENERGY				1.16
OIL, GAS & CONSUMABLE FUELS
1,000	EXXON MOBIL CORP.		85,020
			85,020	1.16

FINANCIALS				16.35
BANKS
7,000	BANK OF AMERICA CORP.		206,220
2,850	CITIGROUP INC.		204,459
2,863	WELLS FARGO & CO.		150,479
			561,158	7.67
DIVERSIFIED FINANCIAL SERVICES
1,862	BERKSHIRE HATHAWAY INC. B	*	398,673
			398,673	5.45
INSURANCE
782	AMERICAN INT’L GROUP INC.		41,634
4,170	METLIFE INC.		194,822
			236,456	3.23

HEALTH CARE				4.26
PHARMACEUTICALS
2,257	JOHNSON & JOHNSON		311,850
			311,850	4.26

INDUSTRIALS			16.42
AIR FREIGHT & LOGISTICS
1,000	FEDEX CORP.	240,790
1,200	UNITED PARCEL SERVICE, INC. B	140,100
		380,890	5.21
INDUSTRIAL CONGLOMERATES
2,000	HONEYWELL INTERNATIONAL INC.	332,800
		332,800	4.55
MACHINERY
1,525	DEERE & CO.	229,253
1,827	ILLINOIS TOOL WORKS INC.	257,826
		487,079	6.66

INFORMATION TECHNOLOGY			20.69
IT SERVICES
1,873	MASTERCARD INC.	416,949
		416,949	5.70
SEMICONDUCTORS & EQUIPMENT
5,600	INTEL CORP.	264,824
		264,824	3.62
SOFTWARE
3,396	MICROSOFT CORP.	388,400
		388,400	5.31
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS
1,964	APPLE INC.	443,353
		443,353	6.06

TOTAL COMMON STOCK (Cost: $3,093,630)		7,351,772	100.48

TOTAL INVESTMENT IN SECURITIES (Cost: $3,093,630)		7,351,772	100.48

CASH OR CASH EQUIVALENT		108,594	1.48

OTHER ASSETS LESS LIABILITIES		(143,825)	(1.96)

TOTAL NET ASSETS		7,316,541	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Mid Cap Value Fund
Schedule of Investments (unaudited)
as of September 30, 2018

Quantity or				% of Total
Principal**	Description		Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY				33.11
AUTO COMPONENTS
1,000	LEAR CORP.		145,000
			145,000	2.67
DISTRIBUTORS
1,100	POOL CORPORATION		183,568
			183,568	3.38
SPECIALTY RETAIL
10,000	CONN’S INC.	*	353,500
2,400	MONRO, INC.		167,040
735	O’REILLY AUTOMOTIVE INC.	*	255,280
5,000	PENSKE AUTOMOTIVE GROUP INC.		236,950
2,800	TRACTOR SUPPLY COMPANY		254,464
			1,267,234	23.34
TEXTILES, APPAREL & LUXURY GOODS
1,400	PVH CORP.		202,160
			202,160	3.72

CONSUMER STAPLES				0.49
BEVERAGES
1,150	KEURIG DR PEPPER INC.		26,646
			26,646	0.49

ENERGY				17.22
ENERGY EQUIPMENT & SERVICES
1,200	CORE LABORATORIES N.V.		138,996
29,000	HELIX ENERGY SOLUTIONS GROUP INC.	*	286,520
6,180	MCDERMOTT INTL INC.	*	113,897
38,000	NOBLE CORPORATION	*	267,140
4,100	TECHNIPFMC PLC		128,125
			934,678	17.22

FINANCIALS				7.27
BANKS
3,900	CIT GROUP INC.		201,279
3,200	EAST WEST BANCORP INC.		193,184
			394,463	7.27

HEALTH CARE				2.85
HEALTH CARE TECHNOLOGY
2,400	CERNER CORPORATION	*	154,584
			154,584	2.85

INDUSTRIALS				33.87
AIRLINES
4,700	SPIRIT AIRLINES INC.	*	220,759
			220,759	4.07
MACHINERY
4,300	GRACO INC.		199,262
5,600	NAVISTAR INT’L CORP.	*	215,600
2,000	WABTEC CORP.		209,760
			624,622	11.50
MARINE
2,700	KIRBY CORP.	*	222,075
			222,075	4.09
ROAD & RAIL
2,850	GENESEE & WYOMING INC.	*	259,321

1,700	KANSAS CITY SOUTHERN		192,576
5,024	KNIGHT-SWIFT TRANSPORTATION HLDG		173,228
1,200	LANDSTAR SYSTEM INC.		146,400
			771,525	14.21

INFORMATION TECHNOLOGY				3.42
SOFTWARE
1,630	ASPEN TECHNOLOGY, INC.	*	185,673
			185,673	3.42

MATERIALS				2.09
CHEMICALS
2,200	H.B. FULLER CO.		113,674
			113,674	2.09

TOTAL COMMON STOCK (Cost: $3,252,962)			5,446,661	100.32
TOTAL INVESTMENT IN SECURITIES (Cost: $3,252,962)			5,446,661	100.32
OTHER ASSETS LESS LIABILITIES			(17,611)	(0.32)

TOTAL NET ASSETS			5,429,050	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Value Fund
Schedule of Investments (unaudited)
as of September 30, 2018

Quantity or				% of Total
Principal**	Description		Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY				21.52
AUTO COMPONENTS
19,500	GENTHERM INC.	*	886,275
			886,275	3.94
SPECIALTY RETAIL
99,500	CONN’S INC.	*	3,517,325
2,500	LITHIA MOTORS INC.		204,150
12,000	SONIC AUTOMOTIVE INC.		232,200
			3,953,675	17.58

CONSUMER STAPLES				6.31
FOOD & STAPLES RETAILING
22,012	CHEFS’ WAREHOUSE INC.	*	800,136
			800,136	3.56
FOOD PRODUCTS
32,000	DARLING INGREDIENTS INC.	*	618,240
			618,240	2.75

ENERGY				25.04
ENERGY EQUIPMENT & SERVICES
125,000	HELIX ENERGY SOLUTIONS GROUP INC.	*	1,235,000
102,000	INDEPENDENCE CONTR DRILLING, INC.	*	503,880
43,000	MATRIX SERVICE CO.	*	1,059,950
30,000	NATURAL GAS SERVICES GROUP, INC.	*	633,000
102,800	NOBLE CORPORATION	*	722,684
150,193	NORTH AMERICAN CONSTRUCTION GRP LTD		1,471,892
			5,626,406	25.02
OIL, GAS & CONSUMABLE FUELS
100,000	INFINITY ENERGY RESOURCES INC.	*	5,000
			5,000	0.02

FINANCIALS				6.44
BANKS
12,500	EAST WEST BANCORP INC.		754,625
			754,625	3.36
CONSUMER FINANCE
24,000	REGIONAL MANAGEMENT CORP.	*	691,920
			691,920	3.08

INDUSTRIALS				41.80
BUILDING PRODUCTS
9,000	INSTEEL INDUSTRIES, INC.		322,920
			322,920	1.44
COMMERCIAL SERVICES & SUPPLIES
17,000	MOBILE MINI INC.		745,450
45,000	TEAM INC.	*	1,012,500
			1,757,950	7.82
CONSTRUCTION & ENGINEERING
56,528	ORION GROUP HOLDINGS, INC.	*	426,786
			426,786	1.90
MACHINERY
23,800	NAVISTAR INT’L CORP.	*	916,300
			916,300	4.07
MARINE
12,500	KIRBY CORP.	*	1,028,125
			1,028,125	4.57
ROAD & RAIL
11,800	GENESEE & WYOMING INC.	*	1,073,682
12,200	SAIA INC.	*	932,690
			2,006,372	8.92
TRADING COMPANIES & DISTRIBUTORS
24,200	DXP ENTERPRISES INC.	*	969,694
25,000	RUSH ENTERPRISES INC.		982,750
29,700	TRITON INTERNATIONAL LIMITED		988,119
			2,940,563	13.08

TOTAL COMMON STOCK (Cost: $12,577,016)			22,735,293	101.11
TOTAL INVESTMENT IN SECURITIES (Cost: $12,577,016)			22,735,293	101.11
OTHER ASSETS LESS LIABILITIES			(248,480)	(1.11)

TOTAL NET ASSETS			22,486,813	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Security Valuation and Fair Value Measurement

Securities, including American Depository Receipts (ADRs), listed on a national securities exchange and certain over-the-counter (“OTC”) issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the New York Stock Exchange. OTC issues not quoted on the NASDAQ system, and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources or real time quote services, where available, and otherwise from brokers who are market makers for such securities. Fixed Income securities, which are typically purchased and held as odd lots (less than $1 million) are valued based on bid prices for institutional round lot positions (typically $1 million or greater); round lot prices often reflect more favorable pricing than odd lot holdings.  For securities that mature in 60 days or less, the Funds may utilize the amortized cost method of valuation if it is reasonable to conclude it approximates fair value. In determining the fair value of other debt securities, Pacific Global Investment Management Company, Inc. (the “Investment Manager”) utilizes independent pricing services approved by the Board of Directors (the “Board”) using one or more of the following valuation techniques:

(1) a matrix pricing approach that considers market inputs including, in approximate order of priority, the following: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications; market indicators, industry and economic events. Evaluators may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs listed are available for use in the evaluation process for each security evaluation on any given day; (2) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; and/or (3) a discounted cash flow analysis. Fair value determinations are made by the Investment Manager based on the Company’s Fair Value Procedure, as adopted by the Board. In conducting its assessment and analysis for the purpose of determining fair value, the Investment Manager uses its discretion and judgment in considering and appraising the relevant factors, including examining the source and nature of the quotations, to validate that the quotations and prices are representative of fair value.

Various inputs are used to determine the fair value of each Fund’s investments. For financial statements, these inputs are summarized in the three broad levels listed below. Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 inputs are significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investment securities as of September 30, 2018.

	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
Level 1 - Quoted Prices
Common Stock
Communication Services	$652,680	$446,725	$837,279	$—	$—
Consumer Discretionary	913,580	606,296	1,003,123	1,797,962	4,839,950
Consumer Staples	867,265	349,900	1,203,918	26,646	1,418,376
Energy	557,475	388,576	85,020	934,678	5,631,406
Financials	1,033,795	447,726	1,196,287	394,463	1,446,545
Health Care	677,872	414,084	311,850	154,584	—
Industrials	843,648	667,675	1,200,769	1,838,981	9,399,016
Information Technology	840,675	348,033	1,513,526	185,673	—
Materials	141,804	—	—	113,674	—
Utilities	441,320	—	—	—	—
Preferred Stock
Financials	1,117,346	101,150	—	—	—
Level 1 Total	8,087,460	3,770,165	7,351,772	5,446,661	22,735,293

Level 2 - Other significant observable inputs
Corporate Bonds
Consumer Discretionary	907,428	99,716	—	—	—
Consumer Staples	348,002	—	—	—	—
Energy	361,855	309,105	—	—	—
Financials	2,183,370	396,301	—	—	—
Health Care	610,884	96,861	—	—	—
Industrials	466,129	—	—	—	—
Information Technology	593,021	293,049	—	—	—
Real Estate	603,810	98,858	—	—	—

Convertible Corporate Bond
Financials	251,317	—	—	—	—
Level 2 Total	6,325,816	1,293,890	—	—	—

Level 3 - Significant unobservable inputs	—	—	—	—	—

Total Investments	$14,413,276	$5,064,055	$7,351,772	$5,446,661	$22,735,293

Equity securities (common and preferred stock) that are actively traded and market priced are typically classified as Level 1 securities. Fixed income securities are typically classified as Level 2 securities. The Funds had no Level 3 holdings during the period ended September 30, 2018. In addition, the Funds are required to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers. The Investment Manager has evaluated the Funds’ positions for the period ended September 30, 2018, and determined that, for purposes of fair value pricing measurement, there were no transfers between Level 1 and Level 2.

Income Taxes

On September 30, 2018, the cost of investment and net unrealized appreciation for income tax purposes were as follows:

	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

Tax Cost of Securities	$12,408,774	$4,046,229	$3,094,514	$3,252,962	$12,697,865
Gross Unrealized Appreciation	2,170,284	1,085,399	4,257,258	2,441,655	13,737,161
Gross Unrealized Depreciation	165,782	67,573	—	247,956	3,699,733
Net Unrealized Appreciation	2,004,502	1,017,826	4,257,258	2,193,699	10,037,428

Item 2.                                                         Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                                                         Exhibits.

(a)         Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	November 26, 2018

By:	/s/ Jingjing Yan
Chief Financial Officer

Date:	November 26, 2018